Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(3)	Net Loss ($) (in thousands)
2026	$560,500	$560,500	$137,081	$103,328	$44	$(3,096)
2025	$560,032	$560,032	$181,621	$174,485	$90	$(6,617)

(1)	Ann Marie Sastry, Ph.D. was the Company’s Principal Executive Officer (PEO) for each of the 2026 and 2025 fiscal years.

(2)	Sarah Berman and Brandon Owens were Non-PEO Named Executive Officers (NEO) of the Company for the 2026 fiscal year. Sarah Berman, Kalie Wortinger, and Brandon Owens were Non-PEO Named Executive Officers (NEO) of the Company for the 2025 fiscal year.

(3)	Computed based on a hypothetical investment of $100 in common stock on July 1, 2024.

(4)	The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

(5)	The following table summarizes the applicable deductions and additions for the NEO in the calculation of Compensation Actually Paid to the NEO.

Year	Total Compensation per Summary Compensation Table Less Stock Awards	Year End Fair Value of Stock Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Awards that Vested During Applicable Year	Compensation Actually Paid to PEO
2026	$560,500	$-	$-	$-	$-	$560,500
2025	$560,032	$-	$-	$-	$-	$560,032

Year	Total Compensation per Summary Compensation Table Less Stock Awards	Year End Fair Value of Stock Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Awards that Vested During Applicable Year	Less: Prior Fiscal Year-End Fair Value of Forfeited Awards	Compensation Actually Paid to NEO
2026	$131,881	$6,112	$(1,061)	$-	$(192)	$(33,412)	$103,328
2025	$128,080	$46,405	$-	$-	$-	$-	$174,485

Named Executive Officers, Footnote		Sarah Berman and Brandon Owens were Non-PEO Named Executive Officers (NEO) of the Company for the 2026 fiscal year. Sarah Berman, Kalie Wortinger, and Brandon Owens were Non-PEO Named Executive Officers (NEO) of the Company for the 2025 fiscal year.
PEO Total Compensation Amount	[1]	$ 560,500	$ 560,032
PEO Actually Paid Compensation Amount	[2]	$ 560,500	560,032
Adjustment To PEO Compensation, Footnote	The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

Year	Total Compensation per Summary Compensation Table Less Stock Awards	Year End Fair Value of Stock Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Awards that Vested During Applicable Year	Compensation Actually Paid to PEO
2026	$560,500	$-	$-	$-	$-	$560,500
2025	$560,032	$-	$-	$-	$-	$560,032

Non-PEO NEO Average Total Compensation Amount	[3]	$ 137,081	181,621
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 103,328	174,485
Adjustment to Non-PEO NEO Compensation Footnote	The following table summarizes the applicable deductions and additions for the NEO in the calculation of Compensation Actually Paid to the NEO.
Year	Total Compensation per Summary Compensation Table Less Stock Awards	Year End Fair Value of Stock Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Awards that Vested During Applicable Year	Less: Prior Fiscal Year-End Fair Value of Forfeited Awards	Compensation Actually Paid to NEO
2026	$131,881	$6,112	$(1,061)	$-	$(192)	$(33,412)	$103,328
2025	$128,080	$46,405	$-	$-	$-	$-	$174,485

Total Shareholder Return Amount	[5]	$ 44	90
Net Income (Loss)		$ (3,096,000)	$ (6,617,000)
PEO Name		Ann Marie Sastry, Ph.D.	Ann Marie Sastry, Ph.D.
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,112	46,405
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,061)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(192)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (33,412)

[1]	Ann Marie Sastry, Ph.D. was the Company’s Principal Executive Officer (PEO) for each of the 2026 and 2025 fiscal years.
[2]	The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.
[3]	Sarah Berman and Brandon Owens were Non-PEO Named Executive Officers (NEO) of the Company for the 2026 fiscal year. Sarah Berman, Kalie Wortinger, and Brandon Owens were Non-PEO Named Executive Officers (NEO) of the Company for the 2025 fiscal year.
[4]	The following table summarizes the applicable deductions and additions for the NEO in the calculation of Compensation Actually Paid to the NEO.
[5]	Computed based on a hypothetical investment of $100 in common stock on July 1, 2024.